Net Income Per Share - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerators
Company's net income from continuing operations	$ 62,735	$ 17,925
Less:
General Partner's interest in Company's net income	0	113
Company's net income allocable to unvested shares	0	80
Net income attributable to common shareholders	$ 62,735	$ 17,732
Denominators
Weighted Average Number of Shares Outstanding, Basic	58,718,005	54,851,934
Weighted Average Number of Shares Outstanding, Diluted	58,878,790	54,851,934
Net income per common share:
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.07	$ 0.33
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.07	$ 0.33